Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets [abstract]
Interest receivable	$ 6,457	$ 12,838
Other	1,348	1,368
Other currents assets	7,805	14,206
Guarantee deposits	3,010	4,121
Deposits for litigation	8,126	10,548
Other assets	3,212	3,212
Other non - current assets	14,348	17,881
Other current and non-current assets	$ 22,153	$ 32,087